UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss          New York, New York              2/21/06
       ------------------------   ------------------------------  ----------


This amendment reflects the following two changes from the filing dated February 14, 2006: (1) the value and number of shares of BLOCKBUSTER INC CL
A reported in the filing dated February 14, 2006 were stated incorrectly; and
(2) the shares of WHITEHALL JEWELLERS INC were incorrectly reported as shares of WHITE ELECTR DESIGNS CORP in the filing dated February 14, 2006.


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        37
                                               -------------

Form 13F Information Table Value Total:        695,396
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                           FORM 13F INFORMATION TABLE


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


NAME OF                            TITLE                    VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER
ISSUER                            OF CLASS       CUSIP    (X $1000)    PRN AMT PRN CALL DISCRETION MANAGERS     SOLE   SHARED NONE
------------------------------ ------------- ------------ --------- -------------- ---- ---------- -------- ---------- ------ ----
ABERCROMBIE & FITCH CO         CL A          002896207       4,908      75,300 SH          SOLE                 75,300
BED BATH AND BEYOND COM        COM           075896100       3,615     100,000 SH          SOLE                100,000
BLOCKBUSTER INC                CL A          093679108      34,471   9,192,165 SH          SOLE              9,192,165
BLOCKBUSTER INC                CL B          093679207      13,578   4,077,410 SH          SOLE              4,077,410
BUCA INC                       COM           117769109       9,938   1,823,466 SH          SOLE              1,823,466
COCA COLA CO                   COM           191216100      24,758     614,200 SH          SOLE                614,200
COCA COLA CO                   COM           191216900          63       2,500 SH  CALL    SOLE                  2,500
CVS CORP                       COM           126650100       2,246      85,000 SH          SOLE                 85,000
FREDS INC                      CL A          356108100      35,232   2,165,447 SH          SOLE              2,165,447
GAIAM INC                      CL A          36268Q103       2,126     305,497 SH          SOLE                305,497
GREAT ATLANTIC & PAC TEA INC   COM           390064103     123,956   3,900,434 SH          SOLE              3,900,434
HILFIGER TOMMY CORP            ORD           G8915Z102      70,542   4,366,991 SH          SOLE              4,366,991
INTRAWEST CORPORATION          COM NEW       460915200      57,025   1,969,778 SH          SOLE              1,969,778
KOHLS CORP                     COM           500255104       8,991     185,000 SH          SOLE                185,000
KOHLS CORP                     COM           500255904          70       1,000 SH  CALL    SOLE                  1,000
LEAPFROG ENTERPRISES INC       CL A          52186N106      34,355   2,948,965 SH          SOLE              2,948,965
LINENS N THINGS INC            COM           535679104      41,179   1,548,100 SH          SOLE              1,548,100
MAGNA ENTMT CORP               CL A          559211107       4,677     654,990 SH          SOLE                654,990
MCDONALDS CORP                 COM           580135101       1,686      50,000 SH          SOLE                 50,000
MCDONALDS CORP                 COM           580135901          41       8,174 SH  CALL    SOLE                  8,174
MOVIE GALLERY INC              COM           624581104       5,610   1,000,000 SH          SOLE              1,000,000
MULTIMEDIA GAMES INC           COM           625453105      24,621   2,661,733 SH          SOLE              2,661,733
NBTY INC                       COM           628782904          13       1,345 SH  CALL    SOLE                  1,345
PACIFIC SUNWEAR CALIF INC      COM           694873100       4,610     185,000 SH          SOLE                185,000
PATHMARK STORES INC NEW        COM           70322A101      11,432   1,144,309 SH          SOLE              1,144,309
PEP BOYS MANNY MOE & JACK      COM           713278109      27,358   1,837,340 SH          SOLE              1,837,340
RITE AID CORP                  COM           767754904          14       2,894 SH  CALL    SOLE                  2,894
SAKS INC                       COM           79377W108       6,720     398,600 SH          SOLE                398,600
SKILLSOFT PLC                  SPONSORED ADR 830928107      35,343   6,426,015 SH          SOLE              6,426,015
SYSCO CORP                     COM           871829107       1,553      50,000 SH          SOLE                 50,000
TWEETER HOME ENTMT GROUP INC   COM           901167106      12,618   2,206,007 SH          SOLE              2,206,007
WAL MART STORES INC            COM           931142103      11,700     250,000 SH          SOLE                250,000
WENDYS INTL INC                COM           950590109      46,385     839,400 SH          SOLE                839,400
WENDYS INTL INC                COM           950590909         498       3,317 SH  CALL    SOLE                  3,317
WET SEAL INC                   CL A          961840105      15,357   3,458,809 SH          SOLE              3,458,809
WHITEHALL JEWELLERS INC        COM           965063100       1,696   1,884,911 SH          SOLE              1,884,911
WILD OATS MARKETS INC          COM           96808B107      16,384   1,356,306 SH          SOLE              1,356,306

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